Offerings - Offering: 1	Sep. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 81,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,523.58